Supplemental Quarterly Data (Unaudited)	8 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012 Linn Energy, LLC [Member]
Supplemental Quarterly Data (Unaudited)
The following discussion and analysis should be read in conjunction with the “Financial Statements” and “Notes to Financial Statements,” which are included in this Annual Report on Form 10-K in Item 8. “Financial Statements and Supplementary Data.”
Quarterly Financial Data

	Period
	April 30 (Inception) To June 30	July 1 To September 30	October 1 To December 31
	(in thousands, except per share amount)
2012:
Equity income from investment in Linn Energy, LLC	$—	$—	$34,411
General and administrative expenses	(155)	(351)	(724)
Income tax expense	—	—	(12,528)
Net income (loss)	(155)	(351)	21,159

Net income per share, basic and diluted	N/A	N/A	$0.74

The following discussion and analysis should be read in conjunction with the “Consolidated Financial Statements” and “Notes to Consolidated Financial Statements,” which are included in this Annual Report on Form 10-K in Item 8. “Financial Statements and Supplementary Data.”
Quarterly Financial Data

	Quarters Ended
	March 31	June 30	September 30	December 31
	(in thousands, except per unit amounts)
2012:
Oil, natural gas and natural gas liquid sales	$348,895	$347,227	$444,082	$460,976
Gains (losses) on oil and natural gas derivatives	2,031	439,647	(411,405)	94,489
Total revenues and other	354,090	800,597	48,328	571,225
Total expenses (1)	269,108	460,617	376,353	656,111
(Gain) losses on sale of assets and other, net	1,478	36	(14)	141
Net income (loss)	(6,202)	237,086	(430,005)	(187,495)

Net income (loss) per unit:
Basic	$(0.04)	$1.19	$(2.18)	$(0.83)
Diluted	$(0.04)	$1.19	$(2.18)	$(0.83)

(1)
Includes the following expenses: lease operating, transportation, marketing, general and administrative, exploration, bad debt, depreciation, depletion and amortization, impairment of long-lived assets and taxes, other than income taxes.

	Quarters Ended
	March 31	June 30	September 30	December 31
	(in thousands, except per unit amounts)
2011:
Oil, natural gas and natural gas liquid sales	$240,707	$302,390	$292,482	$326,458
Gains (losses) on oil and natural gas derivatives	(369,476)	205,515	824,240	(210,339)
Total revenues and other	(126,473)	510,571	1,119,483	118,873
Total expenses (1)	165,625	195,672	211,254	240,353
Losses on sale of assets and other, net	614	977	279	1,646
Net income (loss)	(446,682)	237,109	837,627	(189,615)

Net income (loss) per unit:
Basic	$(2.75)	$1.34	$4.74	$(1.09)
Diluted	$(2.75)	$1.33	$4.72	$(1.09)

(1)
Includes the following expenses: lease operating, transportation, marketing, general and administrative, exploration, bad debt, depreciation, depletion and amortization and taxes, other than income taxes.